UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21202

 NAME OF REGISTRANT:                     John Hancock Preferred Income
                                         Fund II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congess Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gordon M. Shone
                                         601 Congess Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                07/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


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

127341 John Hancock Funds Preferred Income Fund II
--------------------------------------------------------------------------------------------------------------------------
 GREAT PLAINS ENERGY INCORPORATED                                                            Agenda Number:  932767621
--------------------------------------------------------------------------------------------------------------------------
        Security:  391164100
    Meeting Type:  Special
    Meeting Date:  10-Oct-2007
          Ticker:  GXP
            ISIN:  US3911641005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE ISSUANCE OF SHARES OF GREAT               Mgmt          For                            For
       PLAINS ENERGY INCORPORATED COMMON STOCK AS
       CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER,
       DATED AS OF FEBRUARY 6, 2007, BY AND AMONG
       AQUILA, INC., GREAT PLAINS ENERGY INCORPORATED,
       GREGORY ACQUISITION CORP. AND BLACK HILLS CORPORATION,
       INCLUDING ALL EXHIBITS AND SCHEDULES THERETO.

02     APPROVAL OF AUTHORITY OF THE PROXY HOLDERS TO             Mgmt          For                            For
       VOTE IN FAVOR OF A MOTION TO ADJOURN THE MEETING
       FOR THE PURPOSE OF SOLICITING ADDITIONAL PROXIES.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Preferred Income Fund II
By (Signature)       /s/ Keith F. Harstein
Name                 Keith F. Harstein
Title                President
Date                 08/29/2008